13F HR

<LIVE>
 <RETURN-COPY>       EMAIL
 <PERIOD>            June 30, 2006
 <FILER>
                         0001010450
                         $2kuhwz

 </FILER>
 <SROS>              NONE
 <DOCUMENT-COUNT>    1
 <SUBMISSION-CONTACT>     Rosalind Walker
 <PHONE>             (312) 828-1600 ext. 225
 </SUBMISSION-CONTACT>
 <NOTIFY-INTERNET>   rwalker@kenwoodfund.com

 13F-HR

 Form 13F Holdings Report Initial Filing

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

 Form 13F

 Form 13F  COVER PAGE

 Report for the Calendar Year or Quarter Ended:  June 30, 2006

 Check here if Amendment  [   ] ;       Amendment Number:
 This Amendment (Check only one.):  [   ]  is a restatement.
                              [   ]  adds new holdings entries.
 Institutional Investment Manager Filing this Report:

 Name:     The Kenwood Group, Inc.
 Address:  One East Wacker
           Suite 1630

           Chicago, IL  60601

 13F File Number:   28-5410

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     Cynthia Hardy
 Title:    Vice President, Administration and Compliance
 Phone:    (312) 828-1600

 Signature, Place, and Date of Signing:

      Cynthia Hardy      Chicago, IL         April 27, 2006

 Report Type (Check only one.)"

 [ X   ]        13F HOLDINGS REPORT.

 [     ]        13F NOTICE.

 [     ]        13F COMBINATION REPORT.

 I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

 FORM 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:      0

 Form 13F Information Table Entry Total: 66

 Form 13F Information Table Value Total: 125555


 List of Other Included Managers:

 List of Other Managers Reporting for this Manager:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

 NONE


                                                                           FORM 13F

INFORMATION TABLE
                                                    VALUE       SHARES/   SHARE/  PUT/  INVSTMT     OTHER           VOTING AUT
NAME OF ISSUER                 CLASS  CUSIP        (x$1000)     PRN AMT   PRN     CALL  DISCRETN    MGRS    SOLE    SHARED  NONE
Advo, Inc.                      COM  7585102    1,321,064.80    53,680     SH            SOLE              53,680     0       0
Alliant Techsystems, Inc.       COM  18804104     465,735.00     6,100     SH            SOLE               6,100     0       0
AmerUS Group Co.                COM  03072M108  2,640,019.50    45,090     SH            SOLE              45,090     0       0
American Equity Investment Life COM  25676206   2,583,237.80   242,330     SH            SOLE             242,330     0       0
American Power Conv             COM  29066107   2,675,353.32   137,268     SH            SOLE             137,268     0       0
Apple Computer, Inc.            COM  37833100     909,447.60    15,880     SH            SOLE              15,880     0       0
Aquantive Inc.                  COM  03839G105    104,486.25     4,125     SH            SOLE               4,125     0       0
BJ's Wholesale Club, Inc.       COM  05548J106  2,350,923.75    82,925     SH            SOLE              82,925     0       0
Barr Pharmaceuticals, Inc.      COM  68306109   2,083,766.86    43,694     SH            SOLE              43,694     0       0
Bowater, Inc.                   COM  102183100  2,156,472.50    94,790     SH            SOLE              94,790     0       0
CHICO'S FAS INC.                COM  168615102  2,263,622.00    83,900     SH            SOLE              83,900     0       0
CIT Group, Inc.                 COM  125581108  3,215,312.10    61,490     SH            SOLE              61,490     0       0
CSX Corp.                       COM  126408103  1,432,749.60    20,340     SH            SOLE              20,340     0       0
CapitalSource, Inc.             COM  14055X102  2,573,397.78   109,693     SH            SOLE             109,693     0       0
City National Corp.             COM  178566105  1,896,397.15    29,135     SH            SOLE              29,135     0       0
CommScope, Inc.                 COM  203372107    944,171.00    30,050     SH            SOLE              30,050     0       0
Computer Science Corp.          COM  205363104  2,415,374.40    49,740     SH            SOLE              49,740     0       0
DTE Energy Company              COM  233331107  1,621,655.70    39,805     SH            SOLE              39,805     0       0
Dollar Tree Stores, Inc.        COM  256747106  2,977,540.00   112,360     SH            SOLE             112,360     0       0
E*TRADE Financial Corp.         COM  269246104  2,405,798.50   105,425     SH            SOLE             105,425     0       0
Eastman Chemical Company        COM  277432100  2,847,582.00    52,733     SH            SOLE              52,733     0       0
Eaton Vance Corp.               COM  278265103  2,396,035.20    95,995     SH            SOLE              95,995     0       0
FedEx Corporation               COM  31428X106     81,802.00       700     SH            SOLE                 700     0       0
First Horizon National Corp.    COM  320517105  2,715,108.00    67,540     SH            SOLE              67,540     0       0
Fiserv, Inc.                    COM  337738108  1,639,310.40    36,140     SH            SOLE              36,140     0       0
GlobalSantaFe Co.               COM  G3930E101  1,456,743.75    25,225     SH            SOLE              25,225     0       0
Health Management Assn.         COM  421933102  3,381,644.70   171,570     SH            SOLE             171,570     0       0
Hilton Hotels Corp.             COM  432848109  2,299,164.00    81,300     SH            SOLE              81,300     0       0
Hospira, Inc.                   COM  441060100  1,818,079.60    42,340     SH            SOLE              42,340     0       0
Hugoton Rty Tr Tex Unit Ben Int COM  444717102    110,781.00     3,730     SH            SOLE               3,730     0       0
Limited Brands                  COM  532716107  1,650,938.85    64,515     SH            SOLE              64,515     0       0
MEMC Electric Materials         COM  552715104  2,124,000.00    56,640     SH            SOLE              56,640     0       0
Marshall & Ilsley               COM  571834100  1,872,138.20    40,930     SH            SOLE              40,930     0       0
McClatchy Co.                   COM  579489105    285,430.15     7,114     SH            SOLE               7,114     0       0
McCormick & Co.                 COM  579780206  3,004,570.25    89,555     SH            SOLE              89,555     0       0
NCR Corporation                 COM  6.29E+112  2,270,214.40    61,960     SH            SOLE              61,960     0       0
National Semiconductor Corp.    COM  637640103    307,665.00    12,900     SH            SOLE              12,900     0       0
Nationwide Financial Services   COM  638612101  1,765,183.60    40,045     SH            SOLE              40,045     0       0
Noble Energy                    COM  655044105  2,207,340.30    47,105     SH            SOLE              47,105     0       0
Old Republic International Corp.COM  680223104  2,287,124.25   107,025     SH            SOLE             107,025     0       0
Omnicare, Inc.                  COM  681904108  2,348,949.70    49,535     SH            SOLE              49,535     0       0
Pactiv Corp.                    COM  695257105  2,245,938.75    90,745     SH            SOLE              90,745     0       0
Pepco Holdings                  COM  713291102  3,086,622.00   130,900     SH            SOLE             130,900     0       0
Pepsi Bottling Group            COM  713409100  2,181,699.00    67,860     SH            SOLE              67,860     0       0
Pitney Bowes                    COM  724479100  2,585,793.00    62,610     SH            SOLE              62,610     0       0
Puget Energy                    COM  745310102  2,080,875.00    96,875     SH            SOLE              96,875     0       0
Roper Industries                COM  776696106  2,688,592.50    57,510     SH            SOLE              57,510     0       0
Rowan Companies, Inc.           COM  779382100  1,074,818.00    30,200     SH            SOLE              30,200     0       0
Royal Carribean Cruises, Ltd.   COM  759930100  1,815,345.00    47,460     SH            SOLE              47,460     0       0
Sabre Holdings, Inc.            COM  785905100  3,049,948.00   138,634     SH            SOLE             138,634     0       0
Smithfield Foods, Inc.          COM  832248108  2,869,940.01    99,547     SH            SOLE              99,547     0       0
Southern Union Co.              COM  844030106  3,046,495.98   112,583     SH            SOLE             112,583     0       0
Sovereign Bancorp, Inc.         COM  845905108  2,761,716.23   135,978     SH            SOLE             135,978     0       0
St. Paul Travelers Companies, InCOM  792860108     53,496.00     1,200     SH            SOLE               1,200     0       0
Staples, Inc.                   COM  855030102     26,785.00     1,100     SH            SOLE               1,100     0       0
Symantec Corp.                  COM  871503108     21,756.00     1,400     SH            SOLE               1,400     0       0
Tellabs Inc.                    COM  879664100  2,421,195.48   181,908     SH            SOLE             181,908     0       0
The PMI Group, Inc.             COM  69344M101  2,038,643.40    45,730     SH            SOLE              45,730     0       0
Tiffany & Company               COM  886547108     26,416.00       800     SH            SOLE                 800     0       0
Tribune Co.                     COM  896047107    706,001.10    21,770     SH            SOLE              21,770     0       0
Unumprovident Corporation       COM  91529Y106     877,854.60   48,420     SH            SOLE              48,420     0       0
Valero Energy                   COM  91913Y100  2,534,412.00    38,100     SH            SOLE              38,100     0       0
Western Digital                 COM  958102205  2,290,036.00   115,600     SH            SOLE             115,600     0       0
XTO Energy                      COM  98385X106  2,772,674.37    62,631     SH            SOLE              62,631     0       0
Xcel Energy, Inc.               COM  98389B100  2,270,528.40   118,380     SH            SOLE             118,380     0       0
iStar Financial, Inc.           COM  45031U101  2,121,361.25    56,195     SH            SOLE              56,195     0       0